Investment Contracts - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	€ 80,097	€ 74,434
Additions		18,415
Gross premium and deposits - existing and new business	11,610	7,711
Withdrawals	(10,228)	(10,279)
Interest credited	14,755	(4,157)
Investment contracts liabilities released	(4,815)	(6,506)
Fund charges released	(142)	(157)
Net exchange differences	3,755	772
Transfer to/from other headings	(1,210)	(137)
Other	1	2
Ending balance	93,826	80,097
Without Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	49,847	37,169
Additions		18,415
Gross premium and deposits - existing and new business	10,545	6,432
Withdrawals	(10,228)	(10,279)
Interest credited	9,244	(2,682)
Fund charges released	(142)	(157)
Net exchange differences	1,898	1,084
Transfer to/from other headings	(1,210)	(137)
Other	1	2
Ending balance	59,956	49,847
With Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	30,250	37,265
Gross premium and deposits - existing and new business	1,066	1,279
Interest credited	5,511	(1,475)
Investment contracts liabilities released	(4,815)	(6,506)
Net exchange differences	1,858	(312)
Ending balance	€ 33,870	€ 30,250